POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 2, 2014 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares KBW Bank Portfolio
PowerShares KBW Regional Banking Portfolio
PowerShares KBW Capital Markets Portfolio
PowerShares KBW Insurance Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW International Financial Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares S&P 500® High Beta Portfolio
PowerShares S&P 500® Low Volatility Portfolio
PowerShares S&P 500® High Dividend Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed High Beta Portfolio
PowerShares S&P Emerging Markets High Beta Portfolio
PowerShares DWA SmallCap Momentum Portfolio

Effective immediately, on page 101, the section titled "Additional Information About the Funds' Strategies and Risks—Non-Principal Investment Strategies—Securities Lending" is deleted and replaced with the following:

Securities Lending

Each of PowerShares S&P 500® High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio and PowerShares DWA SmallCap Momentum Portfolio may lend its portfolio securities to brokers, dealers, and other financial institutions. In connection with such loans, each such Fund receives liquid collateral equal to at least 102% of the value of the loaned portfolio securities. This collateral is marked-to-market on a daily basis.

Effective immediately, beginning on page 101, the section titled "Additional Information About the Funds' Strategies and Risks—Additional Risks of Investing in the Funds—Securities Lending Risk" is deleted and replaced with the following:

Securities Lending Risk

Securities lending involves a risk of loss because the borrower may fail to return the securities in a timely manner or at all. If PowerShares S&P 500® High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P International Developed High Beta Portfolio or PowerShares DWA SmallCap Momentum Portfolio are not able to recover the securities loaned, they may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

Any cash received as collateral for loaned securities will be invested in an affiliated money market fund. This investment is subject to market appreciation or depreciation and the Funds will bear any loss on the investment of its cash collateral.

Please Retain This Supplement For Future Reference.

P-PS-PRO-12 SUP-5 010214

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JANUARY 2, 2014 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2013

Effective immediately, on page 18, the first sentence in the section titled "Investment Policies and Risks—Lending Portfolio Securities" is deleted and replaced with the following:

Lending Portfolio Securities. PowerShares DWA SmallCap Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Preferred Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P International Developed High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio and PowerShares S&P SmallCap Consumer Staples Portfolio each may lend their portfolio securities (principally to brokers, dealers or other financial institutions) to generate additional income.

Effective immediately, on page 99, the first two sentences in the section titled "Management—Securities Lending Agents" are deleted and replaced with the following:

Securities Lending Agents. Brown Brothers Harriman & Co. ("BBH") acts as the securities lending agent for PowerShares DWA SmallCap Momentum Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares S&P 500® High Beta Portfolio, PowerShares S&P International Developed Low Volatility Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio and PowerShares S&P SmallCap Consumer Staples Portfolio. Citibank N.A. ("Citi") acts as the securities lending agent for PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Water Portfolio, PowerShares Preferred Portfolio and PowerShares S&P International Developed High Beta Portfolio.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-9 010214